Put option liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Put Option Liabilities [Abstract]
Summary of the movements of the put option liabilities	The movements of the put option liabilities during the years presented are set out as below:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
As of January 1	39,184	39,812	40,449
Changes in carrying amount (Note 8)	628	637	650
As of December 31	39,812	40,449	41,099